Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Consolidated statement of cash flows
Cash inflow on derivative financial instruments	€ 131	€ 140